Investments (Tables)	12 Months Ended
Sep. 30, 2021
Disclosure Text Block Supplement [Abstract]
Schedule of investments
	As of September 30,
	2020	2021
Short-term investments:
Wealth management product(1)	$1,472,841	$1,611,015
Convertible debt instrument(2)	736,420	775,988
Total short-term investments	$2,209,261	$2,387,003
Long-term investments	-	132,621
Total investments	$2,209,261	$2,519,624

(1)	Wealth management product is deposits in a financial institution with variable interest rate and not-guaranteed principal. The wealth management product was bought on September 24, 2020, and carried at fair value. It had duration of 1.5 years, during which the Company could redeem the wealth management product at its discretion. For the fiscal years ended September 30, 2020 and 2021, there were no interest income or loss recognized in earnings. There were $nil and $58,461 unrealized gain from the changes in fair values recognized in accumulated other comprehensive income (loss) for the fiscal years ended September 30, 2020 and 2021 respectively.

(2)	Convertible debt instrument was issued by a private company and redeemable at the Company’s option. The convertible debt instrument is due on June 12, 2021, has annual interest rate of 6% and carried at fair value. For the fiscal years ended September 30, 2020 and 2021, there were $nil and $43,493 interest income or loss recognized in earnings, respectively and no unrealized gain or loss from the changes in fair values recognized in accumulated other comprehensive income (loss).